Common Stock Offerings (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended				12 Months Ended
	Sep. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Common Stock Offerings Details [Abstract]
Offering costs of issuance of common stock	$ 10,600	$ 14,600			$ 25,200	$ 22,471
Net proceeds from issuance of common shares	203,600	285,600	235,700	196,900	489,236	432,591	0
Common stock issuance proceeds used for repayment of acquisition credit facility			179,800	49,700	375,400	616,800	0
Common stock issuance proceeds used for property acquisitions				$ 126,500	$ 957,347	$ 716,776	$ 61,319
Common Stock [Member]
Shares of common stock issued [Abstract]
Issued shares (in shares)	6,300,000	8,625,000	7,360,000	6,198,500
Common Stock Offerings Details [Abstract]
Common stock issuance price (in dollars per share)	$ 34.00	$ 34.81	$ 33.70	$ 33.40